Stock-Based Compensation - Schedule of Stock Option Activity (Details) - Stock Option [Member] $ / shares in Units, $ in Thousands			9 Months Ended	12 Months Ended
	Dec. 29, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 28, 2025 USD ($) $ / shares shares	Dec. 29, 2024 USD ($) $ / shares shares
Schedule of Stock Option Activity [Line Items]
Number of Shares, outstanding | shares	9,997,233	11,716,646	4,410,078	9,997,233
Weighted Average Exercise Price per Share, outstanding | $ / shares	$ 2.77	$ 3.48	$ 3.04	$ 2.77
Weighted Average Contractual Term (Years), outstanding	5 years 3 months 14 days	8 years 6 months 10 days		5 years 3 months 14 days
Aggregate Intrinsic Value, outstanding | $	$ 6,356	$ 2,756	$ 2,157	$ 6,356
Number of shares, Vested and expected to vest | shares	9,997,233		4,410,078	9,997,233
Weighted average exercise price per share, Vested and expected to vest | $ / shares	$ 2.77		$ 3.04	$ 2.77
Weighted Average Contractual Term (Years), Vested and expected to vest				5 years 3 months 14 days
Aggregate Intrinsic Value, Vested and expected to vest | $	$ 6,356		$ 2,157	$ 6,356
Number of Shares, Vested and exercisable | shares	4,264,705		2,364,439	4,264,705
Weighted Average Exercise Price per Share, Vested and exercisable | $ / shares	$ 3.54		$ 6.98	$ 3.54
Weighted Average Contractual Term (Years), Vested and exercisable				3 years 9 months
Aggregate Intrinsic Value , Vested and exercisable | $	$ 1,857		$ 722	$ 1,857
Number of shares, Options granted | shares				6,121,251
Weighted average exercise price per share, Options granted | $ / shares				$ 0.93
Number of shares, Options exercised | shares			(712,467)	(398,883)
Weighted average exercise price per share, Options exercised | $ / shares			$ 0.73	$ 0.77
Aggregate Intrinsic Value, Options exercised | $			$ 88	$ 39
Number of shares, Options canceled | shares			(4,874,689)	(7,441,781)
Weighted average exercise price per share, Options canceled | $ / shares			$ 2.53	$ 0.17